UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ShareInVest Research L.P.
Address:    c/o The Millburn Corporation
            1270 Avenue of the Americas
            New York, New York  10020

Form 13F File Number: 28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Kenneth P. Pearlman
Title:      Principal of ShareInVest Research L.P.
Phone:      212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman       New York, New York      November 8, 2006

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   36

Form 13F Information Table Value Total:   $154,499
                                          (thousands)

List of Other Included Managers:          None

                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8
          --------              --------    --------    --------      --------        --------    --------         --------
                                TITLE OF                 VALUE    SHRS OR SH/ PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
       NAME OF ISSUER             CLASS       CUSIP     (x$1000)  PRN AMT PRN CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
       --------------           --------      -----     --------  ----------------   ----------   --------   ----   ------   ----
AMERICAN AXLE & MFG HLDGS IN       COM      024061103   4,189     251,000 SH            Sole        N/A             251,000
AMERICAN EAGLE OUTFITTERS NE       COM      02553E106   10,833    247,162 SH            Sole        N/A             247,162
BEST BUY INC.                      COM      086516101   2,575     48,075 SH             Sole        N/A              48,075
CARMAX, INC.                       COM      143130102   1,883     45,134 SH             Sole        N/A              45,134
CARNIVAL CORP.                 PAIRED CTF   143658300   1,444     30,700 SH             Sole        N/A              30,700
CARTER INC.                        COM      146229109   3,206     121,500 SH            Sole        N/A             121,500
CENTEX CORP.                       COM      152312104   4,452     84,600 SH             Sole        N/A              84,600
CHAMPION ENTERPRISES INC.          COM      158496109   1,416     205,200 SH            Sole        N/A             205,200
COACH INC.                         COM      189754104   3,474     101,000 SH            Sole        N/A             101,000
COVENANT TRANS INC                 CLA      22284P105   919       75,300 SH             Sole        N/A              75,300
DOLLAR GEN CORP                    COM      256669102   1,790     131,300 SH            Sole        N/A             131,300
EAGLE MATERIALS INC.               COM      26969P108   825       24,506 SH             Sole        N/A              24,506
GENCORP INC.                       COM      368682100   13        1,000 SH              Sole        N/A               1,000
GENENTECH INC.                   COM NEW    368710406   20,436    247,109 SH            Sole        N/A             247,109
H&E EQUIPMENT SERVICES INC.        COM      404030108   122       5,000 SH              Sole        N/A               5,000
HEARTLAND EXPRESS INC.             COM      422347104   5,703     363,683 SH            Sole        N/A             363,683
INFRASOURCE SVCS INC               COM      45684P102   1,783     101,600 SH            Sole        N/A             101,600
HUNT J B TRANS SVCS INC            COM      445658107   6,570     316,300 SH            Sole        N/A             316,300
KNIGHT TRANSN INC                  COM      499064103   8,508     501,921 SH            Sole        N/A             501,921
LOWES COS INC                      COM      548661107   5,006     178,400 SH            Sole        N/A             178,400
MAGNA ENTMT CORP                   CLA      559211107   1,581     337,000 SH            Sole        N/A             337,000
MAXIM INTEGRATED PRODS INC         COM      57772K101   3,372     120,100 SH            Sole        N/A             120,100
MEDTRONIC INC.                     COM      585055106   5,392     116,100 SH            Sole        N/A             116,100
MERCER INTL INC                    COM      588056101   1,859     196,900 SH            Sole        N/A             196,900
MORTONS RESTAURANT GRP INC N       COM      619430101   77        5,000 SH              Sole        N/A               5,000
OLD DOMINION FGHT LINES INC        COM      679580100   7,571     252,112 SH            Sole        N/A             252,112
QUANTA SVCS INC                    COM      74762E102   7,518     445,900 SH            Sole        N/A             445,900
RARE HOSPITALITY INTL INC          COM      753820109   9,982     326,650 SH            Sole        N/A             326,650
RUSH ENTERPRISES INC               CLA      781846209   1,321     79,224 SH             Sole        N/A              79,224
RYANAIR HLDGS PLC                  ADR      783513104   13,541    213,950 SH            Sole        N/A             213,950
STAPLES, INC.                      COM      855030102   5,092     209,296 SH            Sole        N/A             209,296
SWIFT TRANSN CO                    COM      870756103   4,139     174,500 SH            Sole        N/A             174,500
TEXAS ROADHOUSE INC.               CLA      882681109   2,603     212,000 SH            Sole        N/A             212,000
TOLL BROTHERS INC.                 COM      889478103   1,800     64,100 SH             Sole        N/A              64,100
URBAN OUTFITTERS INC.              COM      917047102   2,543     143,524 SH            Sole        N/A             143,524
U S XPRESS ENTERPRISES INC         CLA      90338N103   961       41,500 SH             Sole        N/A              41,500

                       TOTAL                            154,499